Average Annual Total Returns - Hartford International Equity Fund	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class R3 Return Before Taxes 1 Year	Class R3 Return Before Taxes 5 Years	Class R3 Return Before Taxes 10 Years	Class R4 Return Before Taxes 1 Year	Class R4 Return Before Taxes 5 Years	Class R4 Return Before Taxes 10 Years	Class R5 Return Before Taxes 1 Year	Class R5 Return Before Taxes 5 Years	Class R5 Return Before Taxes 10 Years	Class R6 Return Before Taxes 1 Year		Class R6 Return Before Taxes 5 Years		Class R6 Return Before Taxes 10 Years		Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes 5 Years	Class Y Return Before Taxes 10 Years	Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		Class F Return Before Taxes 10 Years		MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 10 Years
Total	3.37%	6.70%	4.55%	3.29%	6.37%	4.23%	2.36%	5.32%	3.66%	7.49%	7.11%	4.36%	9.72%	8.27%	5.52%	9.06%	7.58%	4.87%	9.39%	7.89%	5.17%	9.74%	8.20%	5.49%	9.86%	[1]	8.49%	[1]	5.66%	[1]	9.71%	8.36%	5.60%	9.76%	[1]	8.39%	[1]	5.58%	[1]	10.65%	8.93%	4.92%

[1]	Class R6 shares commenced operations on February 28, 2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.